S000029838 [Member] Expense Example - AB Taxable Multi-Sector Income Shares - AB Taxable Multi-Sector Income Shares	Apr. 30, 2026 USD ($) [1]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0

[1]	The Examples do not include any fees paid at the wrap fee program or fee‑based account level.